Note 13 - Share Capital - Common Shares Issued (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 21,095,240	$ 23,072,781
Equity	$ 19,038,856	$ 21,095,240	$ 23,072,781
Ordinary shares [member]
Statement Line Items [Line Items]
Common shares outstanding (in shares)	288,082,303	260,018,853	259,333,853
Equity	$ 112,028,194	$ 103,616,221	$ 103,357,862
Shares issued on the exercise of stock options (in shares)	281,250		685,000
Funds from the exercise of stock options	$ 60,028		$ 123,528
Fair value of stock options exercised	$ 55,950		$ 134,831
Share issue costs		$ (1,131,990)
Shares issued on the exercise of warrants and compensation warrants (in shares)		2,600,500
Stock isued on the exercise of warrants and compensation warrants		$ 1,028,471
Fair value of warrants and compensation warrants exercised		$ 447,270
Common shares outstanding (in shares)	288,363,553	288,082,303	260,018,853
Equity	$ 112,144,172	$ 112,028,194	$ 103,616,221
Ordinary shares [member] | Common shares issued on public offering [member]
Statement Line Items [Line Items]
Shares issued (in shares)		25,090,700
Equity issued		$ 10,663,548
Ordinary shares [member] | Fair value of warrants issued [member]
Statement Line Items [Line Items]
Equity issued		(2,286,426)
Ordinary shares [member] | Warrants issued to brokers [member]
Statement Line Items [Line Items]
Equity issued		$ (479,204)
Ordinary shares [member] | Shares issued on the exercise of stock options [member]
Statement Line Items [Line Items]
Shares issued (in shares)		372,250
Equity issued		$ 87,974
Ordinary shares [member] | Fair value of stock options exercised [member]
Statement Line Items [Line Items]
Fair value of stock options exercised		$ 82,330